NUVEEN NATIONAL                                                           NUVEEN
INSURED UNIT TRUST 331                                                       897


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Tax-Free
rated Aaa by Moody's Investors Service, Inc. and    - Dependable Income
both the bonds and the Units are rated AAA by       - Diversified Portfolios
Standard & Poor's, the highest rating given by      - Top-Rated Municipal Bonds
each agency.                                        DATE OF DEPOSIT: October 30, 1996
ESTIMATED CURRENT RETURN:
5.23 - 5.44%
ESTIMATED LONG-TERM RETURN:
5.30 - 5.58%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal income tax but may
                be subject to state and local tax. Capital gains
                are taxable.
Total Principal $10,000,000 in 100,000 units
Average Life    26.1 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $99.57 to $96.62 depending on the purchase amount
Cusip           6710A5 345 monthly payment plan
Numbers         6710A5 352 quarterly payment plan
                6710A5 360 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in all states

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

PORTFOLIO INCOME DIVERSIFICATION

Alabama                11.8  %          California              1.0  %          Washington D.C.         6.7  %
Illinois               17.2             Indiana                 1.0             Louisiana               5.2
New Hampshire           7.1             New York               21.6             Texas                  10.6
Washington              7.2             Wisconsin              10.6

MATURITY DATES (Descrtiption of Chart)
2013-16                                            19.5%
2017-20                                            13.6%

2021-24                                            20.0%
2025+                                              46.9%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 10/29/96*
  (Descrition of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.23%
     Tax Equivalent Yield                          8.17%

Treasury Bonds
     Yield                                         6.83%
     Tax Equivalent Yield                          7.19%

Corporate Bonds
     Yield                   7.60%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AS OF 10/28/96 AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 10/28/96. ASSUMES 36.0% FEDERAL AND 5.0% STATE INCOME TAX RATES. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS NATIONAL INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   100,000  City of Birmingham, Alabama, General Obligation Parking Warrants, Series                 AAA   Aaa
              1995-A, 5.90% Due 6/1/18.                                                   2005 at 102
     995,000  The Special Care Facilities Financing Authority of the City of Birmingham                AAA   Aaa
              (Alabama)-Baptist Medical Centers, Revenue Bonds, Series 1996-A (Baptist
              Health System, Inc.), 5.875% Due 11/15/26.                                  2006 at 102
     100,000  Airports Commission, City and County of San Francisco, California, San                   AAA   Aaa
              Francisco International Airport, Second Series Revenue Bonds, Issue 12,
              5.50% Due 5/1/13.                                                           2006 at 101
     650,000  District of Columbia, University Revenue Bonds (American University Issue),              AAA   Aaa
              Series 1996, 5.625% Due 10/1/26.                                            2006 at 101
   1,000,000  The County of Cook, Illinois, General Obligation Capital Improvement Bonds,              AAA   Aaa
              Series 1996, 5.875% Due 11/15/22.                                           2006 at 101
     495,000  Metropolitan Pier and Exposition Authority (Illinois), McCormick Place                   AAA   Aaa
              Expansion Project Bonds, Series 1994B, 0.00% Due 6/15/20. (Original issue discount bonds delivered on or about June 23, 1994 at a price of 18.05% of
              principal amount.)                                                          No Optional
                                                                                              Call
     500,000  Metropolitan Pier and Exposition Authority (Illinois), McCormick Place                   AAA   Aaa
              Expansion Project Refunding Bonds, Series 1996A, 5.25% Due 6/15/27.
              (Original issue discount bonds delivered on or about October 8, 1996 at a
              price of 90.824% of principal amount.)                                      2006 at 102
     150,000  The Board of Trustees of Northern Illinois University, Northern Illinois                 AAA   Aaa
              University, Auxiliary Facilities System Revenue Bonds, Series 1996, 5.70%
              Due 4/1/16.                                                                 2007 at 100
     100,000  Indiana State Office Building Commission, Correctional Facilities Program                AAA   Aaa
              Revenue Bonds, Series 1995B, 5.50% Due 7/1/20. (Original issue discount bonds delivered on or about October 5, 1995 at a price of 94.20% of
              principal amount.)                                                          2005 at 101
     500,000  Ernest N. Morial-New Orleans (Louisiana), Exhibition Hall Authority,                     AAA   Aaa
              Special Tax Bonds, Series 1996-C, 5.60% Due 7/15/25.                        2006 at 101
     660,000  New Hampshire Higher Educational And Health Facilities Authority, Revenue                AAA   Aaa
              Bonds, Crotched Mountain Rehabilitation Center Issue, Series 1996, 5.875%
              Due 1/1/20.                                                                 2007 at 102
     750,000  Dormitory Authority of the State of New York, State University Educational               AAA   Aaa
              Facilities Revenue Bonds, Series 1995A, 6.00% Due 5/15/25.                  2005 at 102
   1,000,000  New York City Municipal Water Finance Authority, Water and Sewer System                  AAA   Aaa
              Revenue Bonds, Fiscal 1997 Series A, 5.50% Due 6/15/24. (Original issue discount bonds delivered on or about October 29, 1996 at a price of 94.375%
              of principal amount.)                                                       2006 at 101
     300,000  New York City (New York), Municipal Water Finance Authority, Water and                   AAA   Aaa
              Sewer System Revenue Bonds, Fiscal 1996 Series B, 5.75% Due 6/15/26.
              (Original issue discount bonds delivered on or about May 16, 1996 at a
              price of 93.892% of principal amount.)                                      2006 at 101
   1,000,000  North Central Texas Health Facilities Development Corporation, Hospital                  AAA   Aaa
              Revenue Bonds (Presbyterian Healthcare System Project), Series 1996A, 5.75%
              Due 6/1/26.                                                                 2006 at 102
     700,000  Washington Public Power Supply System, Nuclear Project No. 1 Refunding                   AAA   Aaa
              Revenue Bonds, Series 1996C, 5.60% Due 7/1/14.                              2006 at 102
   1,000,000  Wisconsin Health and Educational Facilities Authority, Revenue Bonds,                    AAA   Aaa
              Series 1996 (Sinai Samaritan Medical Center, Inc. Project), 5.75% Due
              8/15/16.                                                                    2006 at 102
 ----------------------------------------------------------------------------------------------------------------
 $10,000,000  TOTAL             16 BONDS FROM 10 STATES AND 1 BOND FROM THE DISTRICT OF
              COLUMBIA.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 10/29/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.06. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $     99.57     4.90 %      5.23%   5.30%   5.26%   5.34%   5.28%   5.36 %
 500 / $50,000               99.41     4.75        5.24    5.30    5.27    5.34    5.29    5.36
 1,000 / $100,000            99.15     4.50        5.25    5.33    5.29    5.37    5.31    5.39
 2,500 / $250,000            98.89     4.25        5.27    5.34    5.30    5.38    5.32    5.40
 5,000 / $500,000            98.12     3.50        5.31    5.40    5.34    5.44    5.36    5.46
 10,000 / $1,000,000         97.62     3.00        5.34    5.44    5.37    5.48    5.39    5.50
 25,000 / $2,500,000         97.12     2.50        5.36    5.48    5.40    5.52    5.42    5.54
 50,000 / $5,000,000         96.62     2.00        5.39    5.52    5.42    5.56    5.44    5.58

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                  Taxable Equivalent Yield (by
   UNIT TRUST             tax bracket)
     RETURN      28.0%   31.0%   36.0%   39.6%
         5.23  % 7.26%   7.58%   8.17%   8.66%
         5.24    7.28    7.59    8.19    8.68
         5.25    7.29    7.61    8.20    8.69
         5.27    7.32    7.64    8.23    8.73
         5.31    7.38    7.70    8.30    8.79
         5.34    7.42    7.74    8.34    8.84
         5.36    7.44    7.77    8.38    8.87
         5.39    7.49    7.81    8.42    8.92

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME

The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 12/01/96.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                12/15/96   $   .4482
 Monthly plan            1/15/97       .4338   $ 5.2091
 Quarterly plan          2/15/97       .8730
                         5/15/97      1.3095     5.2411
 Semi-annual plan        5/15/97      2.1915
                        11/15/97      2.6298     5.2601
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 99.63 =   100.371
 investment       offering price     # of units
 (as of           and accrued        purchased
 10/29/96)        interest
 100.371      X   $5.2091        =   $522.84
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

NUVEEN PENNSYLVANIA                                                       NUVEEN
INSURED UNIT TRUST 218                                                       897


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc. and    - Dependable Income
both the bonds and the Units are rated AAA by       - Diversified Portfolios
Standard & Poor's, the highest rating given by      - Top-Rated Municipal Bonds
each agency.                                        DATE OF DEPOSIT: October 30, 1996
ESTIMATED CURRENT RETURN:
5.09 - 5.30%
ESTIMATED LONG-TERM RETURN:
5.19 - 5.46%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    26.2 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $99.11 to $96.17 depending on the purchase amount
Cusip           6706H8 761 monthly payment plan
Numbers         6706H8 779 quarterly payment plan
                6706H8 787 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in Pennsylvania

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2014-17                                            15.7%
2018-21                                            14.3%
2022-25                                            41.4%
2026+                                              28.6%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 10/29/96*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.09%
     Tax Equivalent Yield                          8.21%

Treasury Bonds
     Yield                                         6.83%
     Tax Equivalent Yield                          7.03%

Corporate Bonds
     Yield                   7.60%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AS OF 10/28/96 AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 10/28/96. ASSUMES 38.0% FEDERAL AND STATE INCOME TAX RATE AND A 2.8% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS PENNSYLVANIA INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  Delaware River Port Authority (New Jersey and Pennsylvania), Revenue Bonds,  2006 at 102 AAA   Aaa
              Series of 1995, 5.50% Due 1/1/26.
     500,000  Allegheny County Hospital Development Authority (Pennsylvania), Health      2005 at 102  AAA   Aaa
              Center Revenue Bonds, Series of 1995 (University of Pittsburgh Medical
              Center System), 5.375% Due 12/1/25.
     500,000  Allegheny County Hospital Development Authority (Allegheny County,          2006 at 102  AAA   Aaa
              Pennsylvania), Hospital Revenue Bonds, Series A of 1996 (South Hills Health
              System), 5.875% Due 5/1/26.
     190,000  County of Berks, Pennsylvania, General Obligation Bonds, Second Series of   No Optional  AAA   Aaa
              1993, 0.00% Due 5/15/15. (Original issue discount bonds delivered on or         Call
              about November 10, 1993 at a price of 30.796% of principal amount.)
     500,000  City of Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds,     2005 at 102  AAA   Aaa
              Series 1995, 5.60% Due 8/1/18.
     450,000  Pittsburgh (Pennsylvania), Water and Sewer Authority, Water and Sewer       2005 at 100  AAA   Aaa
              System First Lien Revenue Bonds, Series A of 1995, 5.60% Due 9/1/22.
     360,000  Rose Tree Media School District, Delaware County, Pennsylvania, General     2006 at 100  AAA   Aaa
              Obligation Bonds, Series of 1996, 5.85% Due 2/15/17.
     500,000  Commonwealth of Puerto Rico, Public Improvement Bonds of 1996 (General      2006 at 101  AAA   Aaa
              Obligation Bonds.), 5.40% Due 7/1/25.                                           1/2
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL            8 BONDS

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 10/29/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.06. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $     99.11     4.90 %      5.09%   5.19%   5.12%   5.22%   5.14%   5.24 %
 500 / $50,000               98.95     4.75        5.10    5.20    5.13    5.23    5.15    5.25
 1,000 / $100,000            98.69     4.50        5.11    5.22    5.14    5.25    5.16    5.27
 2,500 / $250,000            98.43     4.25        5.12    5.24    5.16    5.27    5.18    5.29
 5,000 / $500,000            97.67     3.50        5.16    5.30    5.20    5.33    5.22    5.34
 10,000 / $1,000,000         97.17     3.00        5.19    5.33    5.22    5.36    5.24    5.38
 25,000 / $2,500,000         96.67     2.50        5.22    5.37    5.25    5.40    5.27    5.42
 50,000 / $5,000,000         96.17     2.00        5.25    5.41    5.28    5.44    5.30    5.46

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      30.0%   33.0%   38.0%      41.5%
         5.09  % 7.27%   7.60%   8.21%      8.70 %
         5.10    7.29    7.61    8.23       8.72
         5.11    7.30    7.63    8.24       8.74
         5.12    7.31    7.64    8.26       8.75
         5.16    7.37    7.70    8.32       8.82
         5.19    7.41    7.75    8.37       8.87
         5.22    7.46    7.79    8.42       8.92
         5.25    7.50    7.84    8.47       8.97

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 12/01/96.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                12/15/96   $   .4343
 Monthly plan            1/15/97       .4203   $ 5.0443
 Quarterly plan          2/15/97       .8460
                         5/15/97      1.2690     5.0763
 Semi-annual plan        5/15/97      2.1225
                        11/15/97      2.5470     5.0953
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 99.17 =   100.836
 investment       offering price     # of units
 (as of           and accrued        purchased
 10/29/96)        interest
 100.836      X   $5.0443        =   $508.65
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)